Share of results of associates - Summary of Share of Results of Associates (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019 [1]	Dec. 31, 2019
Disclosure of associates [line items]
Share of profit loss of associates accounted for using equity method	£ (51.9)	£ 1.5	£ 14.7
Continuing Operation one [Member]
Disclosure of associates [line items]
Share of profit before interest and taxation	46.2	26.2	99.2
Share of exceptional losses	(51.4)	(13.6)	(47.8)
Share of interest and non-controlling interests	(40.4)	(8.0)	(19.4)
Share of taxation	(6.3)	(3.1)	(17.3)
Share of profit loss of associates accounted for using equity method	£ (51.9)	£ 1.5	£ 14.7

[1]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.